Retirement Benefits (Fair Values Of Company's Other Postretirement Benefit Plan Assets) (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 211	$ 205	$ 234
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	4
Unitized Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	202	201
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	4
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	4
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	202	201
Fair Value, Inputs, Level 2 [Member] | Unitized Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 202	$ 201